FUTURE POLICY BENEFITS - Weighted Average Interest Rates (Details)	Jun. 30, 2023	Jun. 30, 2022
Direct Insurance
Additional Liability, Long-Duration Insurance [Line Items]
Interest accretion rate	5.00%	4.00%
Current discount rate	5.00%	5.00%
Pension Risk Transfer
Additional Liability, Long-Duration Insurance [Line Items]
Interest accretion rate	5.00%	3.00%
Current discount rate	6.00%	4.00%